SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549



                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No. 1                            [X]

     Post-Effective Amendment No. ___                         [_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]

     Amendment No. 1                                          [X]



                               PRASAD SERIES TRUST
               (Exact name of registrant as specified in charter)



                       The Tower at Erieview, 36th Floor,
                             1301 East Ninth Street,
                           Cleveland, Ohio 44114-1800
                    (Address of principal executive offices)

                   Registrant's Telephone Number: 216-687-1000



            Rajendra Prasad, 821 Hillside Drive, Long Beach, CA 90815
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
       2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114



Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest. The amount of the registration fee pursuant to Rule 24f-2 of the Investment Company Act of 1940 is $500.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PRASAD GROWTH FUND                             The Tower at Erieview, 36th Floor
                                                          1301 East Ninth Street
                                                           Cleveland, Ohio 44114
                                                                  (216) 687-1000


Prasad Growth Fund (the "Fund") is a portfolio of Prasad Series Trust, an open-end management investment company (the "Trust").

The  Fund  has  an  investment objective of obtaining capital appreciation.   It
seeks to achieve this objective by investing in equity securities.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the same date as this Prospectus and is available upon request and without charge by calling the Fund's Transfer Agent, Maxus Information Systems, Inc. at 1-800-44-MAXUS (1-800-446-2987) or at
(216) 687-1000. Such additional information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS/November __, 1998


Investors are advised to read this Prospectus and to retain it for future reference.

                                   HIGHLIGHTS

Investment  Objectives.   The investment objective of  the  Fund  is  to  obtain
capital appreciation. No assurance can be given that the Fund will achieve its objective. See "Investment Objective and Management Techniques."

No  Sales  Charge.   The Fund sells and redeems its shares at  net  asset  value without any sales charges or redemption charges.

Liquidity. The Fund continuously offers and redeems shares at the net asset value next computed after receipt by the Fund's Transfer Agent of a purchase order or redemption request in proper form. See "How to Purchase Shares" and "How to Redeem Shares."

Minimum Investment. The minimum initial investment in the Fund is $1,000, with subsequent minimum investments of $100. See "How to Purchase Shares." The Fund has the right to redeem the shares in an account and pay the proceeds to the shareholder if, because of shareholder redemptions, the value of the account drops below $1,000. See "How to Redeem Shares."

Dividends.   The  Fund  intends  to pay dividends  at  least  once  annually  to
shareholders.   Unless otherwise directed, all dividends will  be  automatically reinvested in additional shares.  See "Dividends, Distributions and Taxes."

Investment Adviser. Mutual Funds Leader, Inc. (the "Adviser") is the investment adviser for the Fund. Its annual fee is 1% of the Fund's net assets. The Adviser is newly formed and has no prior experience as an adviser to mutual funds. The Adviser is controlled by Rajendra Prasad, Chairman of the Trust. See "Investment Management."

Risk Factors.  The Fund is subject to the following risks (among others):

     * Shares of the Fund may lose value, depending on market, economic and other conditions affecting the securities in which the Fund invests. The Fund is not intended to provide a balanced investment program.

     * The Fund is non-diversified, which may result in greater fluctuation in the Fund's share value than would be the case if the Fund was diversified.

                                    FEE TABLE

Annual Fund Operating Expenses (as a percentage of average net assets)


     Management Fees          1.00%
     Other Expenses*          0.50%
     Total Fund Operating
          Expenses*           1.50%

*    Based on estimated expenses for the current fiscal year.

     A shareholder who requests that the proceeds of a redemption be sent by wire transfer will be charged for the cost of such wire, which is $7.00 as of the date of this Prospectus (subject to change without notice).

Example                                   1 year    3 years

You would pay the following expenses on
   a $1,000 investment in Shares of the
   Fund, assuming (1) 5% annual return
   and (2) redemption at the end of each
   time period:                            $15         $47

     The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The Example set forth in the foregoing table should not be considered a representation of actual or expected expenses or returns. Actual expenses or returns may be greater or lesser than those shown.


                 INVESTMENT OBJECTIVE AND MANAGEMENT TECHNIQUES

Investment Objective

     The Fund is a non-diversified fund whose investment objective is to obtain capital appreciation. This objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund's shares. There is no assurance that this investment objective will be achieved.

Equity Securities

     In seeking its objective, except as described below, this Fund will invest at least 65% of its total assets in equity securities. Equity securities are common stocks and preferred stocks and securities convertible into or exchangeable for common stocks or preferred stocks, including American Depository Receipts ("ADR's"). In selecting equity securities, the Adviser will seek to invest in companies which have high earnings growth rates and which currently demonstrate superior long term capital appreciation relative to other equity securities and the S&P 500 Index.

Money Market Investments

     Under normal circumstances, the Fund may invest up to 35% of its assets in no-load money market mutual funds, high-quality short-term debt securities and money market instruments (such as repurchase agreements, commercial paper and certificates of deposit) (collectively, "money market investments"). (See the Appendix for a description of certain of these investments.) The Fund may also invest up to 100% of the Fund's assets in money market investments for temporary defensive purposes when and to the extent that, in the judgment of the Adviser, other investments involve unreasonable risk. An investment by the Fund in money market mutual funds involves some duplication of advisory fees and other expenses.


Options

     For the purposes of achieving capital appreciation, the Fund may invest up to 5% of its net assets in put and call options which trade on securities exchanges and for which it pays a premium (cost of option). The Fund may sell the options, exercise them, or permit them to expire. The Fund may suffer a total loss of its investment if the underlying security decreases in value in the case of a call option or increase in value in the case of a put option.

Warrants

     The Fund may invest up to 5% of its net assets in warrants, which are options to purchase a specified security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

Futures Contracts

     For the purpose of hedging the Fund's investment in equity securities or its cash position, the Fund may invest up to 5% of its net assets in futures contracts for the purchase or sale of specific securities or stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures are generally bought and sold on commodity exchanges.

Short Sales

     The Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges or on NASDAQ. Short selling involves that sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender.

     Since short selling can result in profits when stock prices generally decline, the Fund in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Fund could, at any given time, suffer both a loss on the purchase or retention of one security if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes. Moreover, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of a mutual fund that does not engage in short sales.

     No short sales will be effected which will, at the time of making such short sale transaction and giving effect thereto, cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. In addition, to secure the Fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or U.S. Government securities originally deposited with the broker in connection with the short sale (excluding the proceeds of the short sale). The Fund will thereafter maintain daily the segregated amount at such a level that the amount deposited in it plus the amount originally deposited with the broker as collateral will equal the greater of the current market value of the securities sold short or the market value of the securities at the time they were sold short. The Fund may make short sales "against the box", i.e., sales made when the Fund owns securities identical to those sold short.

     For a description of the principal risks of investing in the Fund, in addition to the risks described above, please read the section of this Prospectus entitled "Risks and Other Considerations."

Portfolio Turnover

     The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and its investment policies may require. It is estimated that the portfolio turnover rate generally will not exceed 100%. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. However, the Fund expects to minimize these potential adverse effects of portfolio turnover through its use of discount brokers and through investment in a relatively small number of portfolio securities. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends, Distributions and Taxes" below.

              INVESTMENT POLICIES AND RESTRICTIONS

     The Fund has adopted certain fundamental policies which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information. The Fund may not:

          (1) invest more than 25% of the value of the Fund's total assets in securities of companies in a particular industry (except cash and obligations issued or guaranteed by the United States Government, its agencies and instrumentalities);

          (2) purchase the securities of any issuer if, as a result, more than 10% of the value of the Fund's net assets would be invested in securities that are not readily marketable;

          (3) With respect to 50% of the total assets of the Fund, purchase a security of any issuer (other than cash, money market mutual funds and obligations issued or guaranteed by the United States Government, its agencies and instrumentalities) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets; or

          (4) Invest more than 25% of its assets in a single issuer (other than cash, money market mutual funds and obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).

     Changes in values of Fund assets or the assets of the Fund as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. Other investment policies are discussed in the Statement of Additional Information under the heading "Investment Policies and Restrictions."


                 RISKS AND OTHER CONSIDERATIONS

     The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. No assurance can be given that the Fund will achieve its investment objective.

     The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The value of an investment in the Fund may sometimes decrease instead of increase.

     Additional risks associated with specific permitted investment activities of the Fund are discussed in connection with the descriptions of those activities under "Investment Objective and Management Techniques".

     The Fund is a "non-diversified" fund. The Fund is considered "non-diversified" because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers. The Fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"). The Fund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the Fund that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

     The Fund reserves the right to become a "diversified fund" by limiting the investments in which more than 5% of its total assets are invested.

                                   PERFORMANCE

     From time to time, the Fund may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in the Fund and assume all of the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, it should be recognized that they are not the same as actual year-by-year results.

     Performance may be compared to well-known indices such as the S&P 500 Index or alternative investments such as Treasury Bills. Also, the Fund may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc.

     All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

     Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained from the Fund without charge.

                             HOW TO PURCHASE SHARES

     Shares may be purchased by any investor without a sales charge. A minimum initial investment of $1,000 is required to open an account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of the Fund.

Shareholders Accounts

     When a shareholder invests in the Fund, Maxus Information Systems Inc., the Transfer Agent for the Fund, will establish an open account to which all full and fractional shares (to three decimal places) will be credited, together with any dividends and capital gains distributions, which are paid in additional shares unless the shareholder otherwise instructs the Transfer Agent. Stock certificates will be issued for full shares only when requested in writing. Each shareholder is notified of the status of his account following each purchase or sale transaction.

Initial Purchase

     The initial purchase may be made by check or by wire in the following manner:

By Check. The Account application which accompanies this Prospectus should be completed, signed, and, along with a check for the initial investment payable to Prasad Series Trust, mailed to: Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.


By Wire. In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to:
Fifth Third Bank, ABA #042 000 314, for further credit to Account No. 729-37951, Prasad Growth Fund. Also provide the shareholder's name and account number. In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, Maxus Information Systems Inc., at 1-800-44-MAXUS (1-800-466-2987) or at (216) 687-1000. The investor's bank may charge a fee for the wire transfer of funds.


Subsequent Purchases

     Investors may make additional purchases in the following manner:

By Check. Checks made payable to Prasad Series Trust should be sent, along with the stub from a previous purchase or sale confirmation, to Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

By  Wire.   Funds  may  be  wired  by following the  previously  discussed  wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder's account in the Fund on the preceding day for which payment has been received, by telephoning Maxus Information Systems Inc., at 1-800-44-MAXUS (1-800-466-2987) or at (216) 687-1000 and identifying their account by number. Shareholders wishing to available themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund. A confirmation will be mailed and payment must be received within 3 business days of date of purchase. If payment is not received within 3 business days, the Fund reserves the right to redeem the shares purchased by telephone, and if such redemption results in a loss to the Fund, redeem sufficient additional shares from the shareholder's account to reimburse the Fund for the loss. Payment may be made by check or by wire. The Adviser has agreed to hold the Fund harmless from net losses resulting from this service to the extent, if any, not reimbursed from the shareholder's account. This telephone purchase option may be discontinued without notice.

Systematic Investment Plan

     The Systematic Investment Plan permits investors to purchase shares of the Fund at monthly intervals. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at 1-800-44-MAXUS (1-800-466-2987) or at (216) 687-1000 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Price of Shares

     The price paid for shares of the Fund is the net asset value per share of the Fund next determined after receipt by the Transfer Agent of properly identified purchase funds, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt of telephone instructions. Net asset value per share is computed for the Fund as of the close of business (currently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading and on each other day during which there is a sufficient degree of trading in the Fund's investments to affect materially net asset value of its redeemable securities. Net asset value of the Fund is determined by totaling the value of all portfolio securities, cash, other assets held by the Fund, and interest and dividends accrued and subtracting from that amount all liabilities, including accrued expenses. The net asset value of the Fund is divided by the total number of shares outstanding to determine the net asset value of each share.

     For purposes of computing the net asset value per share, securities listed on a national securities exchange or on the NASDAQ National Market System will be valued on the basis of the last sale of the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day or, if market quotations are not readily available, at fair value as determined in good faith by the Board of Trustees. Unless the particular circumstances (such as an impairment of the credit-worthiness of the issuer) dictate otherwise, the fair value of short-term securities with maturities of 60 days or less shall be their amortized cost. All other securities and other assets of the Fund will be valued at their fair value as determined in good faith by the Board of Trustees.

Other Information Concerning Purchase of Shares

     The Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Adviser has agreed to hold the Fund harmless from net losses to the Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, the Fund may, in its discretion, require payment by wire or cashier's or certified check.

                              HOW TO REDEEM SHARES

     All shares of the Fund offered for redemption will be redeemed at the net asset value per share of the Fund next determined after receipt of the redemption request, if in compliance with the requirements of this section, by the Transfer Agent. See "Price of Shares." Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for the shares. Redemption proceeds will be mailed to the shareholder's registered address of record or, if $5,000 or more, may be transmitted by wire, upon request, to the shareholder's pre-designated account at a domestic bank. The shareholder will be charged for the cost of such wire. If shares have been purchased by check and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check). This delay can be avoided if, at the time of purchase, the shareholder provides payment by certified or cashier's check or by wire transfer.


Redemption by Mail

     Shares may be redeemed by mail by writing directly to the Fund's Transfer Agent, Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. The redemption request must be signed exactly as the shareholder's name appears on the registration form, with the signature guaranteed, and must include the account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration.

     A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent. A shareholder in doubt as to what documents are required should contact Maxus
Information  Systems  Inc.  at  1-800-44-MAXUS  (1-800-466-2987)  or  at   (216)
687-1000.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. The Fund may in its discretion waive the signature guarantee in certain instances.

Redemption By Telephone

     Shares may be redeemed by telephone by calling Maxus Information Systems Inc. at 1-800-44-MAXUS (1-800-466-2987) or at (216) 687-1000 between 9:00 A.M.
and 4:00 P.M. eastern time on any day the New York Stock Exchange is open for trading. An election to redeem by telephone must be made on the initial application form or on other forms prescribed by the Fund which may be obtained by calling the Funds at either of such phone numbers. This form contains a space for the shareholder to supply his own four digit identification number which must be given upon request for redemption. The Fund will not be liable for following instructions communicated by telephone that the Fund reasonably believes to be genuine. If the Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Transfer Agent. The Transfer Agent and the Fund reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice. The minimum telephone redemption is $1,000.

Other Information Concerning Redemption

     The Fund reserves the right to take up to seven days to make payment if, in the judgment of the Fund's Investment Adviser, the Fund could be affected adversely by immediate payment. In addition, the right of redemption for the Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of that Fund's shareholders.

     Due to the high cost of maintaining accounts, the Fund has the right to redeem, upon not less than 30 days written notice, all of the shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $1,000. A shareholder will be given at least 30 days written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption is processed.


                           SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who own shares of the Fund valued at $15,000 or more may elect to receive a monthly or quarterly check (or direct deposit to the shareholder's checking account) in a stated amount (minimum amount is $100 per month or quarter). Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the applicable Fund. Costs associated with a withdrawal plan are borne by the Fund. Additional information regarding systematic withdrawal plans may be obtained by calling Maxus Information Systems Inc. at 1-800-44-MAXUS (1-800-466-2987) or at (216) 687-1000.

                              INVESTMENT MANAGEMENT

Trustees and Officers

     The business and affairs of the Fund are managed under the direction of the Board Trustees of the Trust, as required by Delaware law. The day-to-day operations of the Fund are conducted through or under the direction of its officers. By virtue of the responsibilities assumed by the Adviser as investment adviser (see below), the Fund has no executive employees other than its officers, each of whom is employed by the Adviser and none of whom devotes full time to the affairs of the Fund. No officer, director or employee of the Adviser receives any compensation from the Fund for serving as a Trustee or officer of the Fund. The Fund pays each Trustee who is not an officer, director or employee of the Adviser or any of its affiliates a fee of $125 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

The Investment Adviser

     The Fund has retained as its investment adviser Mutual Funds Leader, Inc. (the "Adviser"), 821 Hillside Drive, Long Beach, California 90815, an investment management firm founded in 1998. The Adviser is registered under the Investment Advisers Act of 1940. The Adviser has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the Securities and Exchange Commission or any other government agency.

     Rajendra Prasad, M.D. is the person primarily responsible for the management of the portfolio of the Fund. Dr. Prasad is a part-time practicing physician. He personally was registered as an investment advisor under the Investment Advisors Act of 1940 from 1992 to 1998 and has managed accounts of individual investors since 1996. From 1993 to the present, he has published a monthly newsletter, "The Mutual Funds Leader," which seeks to guide investors in selecting mutual funds. Neither the Adviser nor Dr. Prasad has any prior experience in advising mutual funds.

     Subject to the supervision and direction of the Fund's Trustees, the Adviser manages the Fund's portfolio in accordance with the stated policies of the Fund. The Adviser makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, the Adviser or its affiliates furnishes office facilities and administrative services necessary to perform its duties, pays the salaries of any officers or employees who are employed by both it and the Fund and, subject to the direction of the Trust's Board of Trustees, is responsible for the overall management of the business affairs of the Fund.

Advisory Fee

     The Adviser receives from the Fund as compensation for its services to the Fund an annual fee of 1% of the Fund's net assets. This fee is higher than that paid by most other investment companies. The fee is paid monthly and calculated on the basis of that month's net assets.

Expenses Borne by The Fund

     The Fund pays all expenses not assumed by the Adviser, including brokerage fees and commissions, fees of Trustees not affiliated with the Adviser, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of trust existence such as the filing of reports required by state law, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, fees and expenses of legal counsel, and costs of printing share certificates, portfolio pricing services and shareholder meetings.


     From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Fund will not be required to pay the Adviser for any amounts voluntarily waived or assumed, nor will the Fund be required to reimburse the Adviser for any amounts waived or assumed during a prior fiscal year.


Execution of Portfolio Transactions

     Orders for transactions in portfolio securities for the Fund are placed by the Adviser with securities broker-dealers with the objective of obtaining the best available price, investment services and execution. Cost of execution (commissions) is an important consideration but may not be the overriding determinant.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund will declare and pay, at least annually, dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and will distribute net realized capital gains, if any, once each year. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund unless the shareholder has notified the Fund in writing of his election to receive distributions in cash.

     The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify continually as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Such qualification removes from the Fund any liability for federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by the Fund's investments the sole responsibility of the shareholders. Continued qualification requires the Fund to distribute to its shareholders each year substantially all of its income and capital gains. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To prevent imposition of the excise tax the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its calendar year net ordinary income, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending December 31 of such year, and (3) 100% of any undistributed net ordinary income and net capital gains for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in December of that year with a record date in December and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will notify shareholders of the tax status of dividends and distributions.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.

     The Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

     Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of the Fund in their particular circumstances.

     In accordance with the Code, the Fund may be required to withhold a portion of dividends or redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification that his taxpayer identification number is correct and that he is not subject to backup withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from a shareholder's account.


                               GENERAL INFORMATION

     The Fund is a non-diversified portfolio of Prasad Series Trust (the "Trust"). The Trust is an open-end management investment company, organized as a business trust under the laws of the State of Delaware by an Agreement and Declaration of Trust dated July 31, 1998. The Agreement and Declaration of Trust provides for an unlimited number of authorized shares, which may, without shareholder approval, be divided into an unlimited number of series of such shares. There presently is only a single series of shares, that is, for the Fund. Each share represents an equal proportionate interest in the Fund with other shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. All consideration received by the Trust for shares of the Fund and all assets in which such consideration is invested will belong to the Fund and will be subject to the liabilities relating thereto.

     Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series on all matters except that shares shall be voted by individual series when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of a particular series.

     As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund.

     Although the Trust is not required to hold annual meetings of the shareholders, shareholders holding at least 10% of the Trust's outstanding shares have the right to call a meeting to elect or remove one or more of the Trustees of the Trust.

     Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares." The Agreement and Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation or instrument entered into or executed by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     In order to provide the initial capital for the Fund, the Adviser has purchased a total of 10,000 Shares of the Fund at $10.00 per share for an aggregate purchase price of $100,000. As long as the Adviser owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.

     Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian for the Fund's securities and cash. Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, is the Fund's Transfer, Redemption and Dividend Distributing Agent.

     McCurdy & Associates C.P.A.'s, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been appointed as independent accountants for the Funds.

     Benesch, Friedlander, Coplan & Aronoff LLP, 2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114, is legal counsel to the Funds and to the Adviser.

     Shareholder inquiries should be directed to the Secretary of the Trust at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

                                    APPENDIX

                          Glossary of Investment Terms


     This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest.

     Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash.

     Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


TABLE OF CONTENTS                                            Page

HIGHLIGHTS                                                      2
FEE TABLE                                                       3
INVESTMENT OBJECTIVE AND MANAGEMENT TECHNIQUES                  3
INVESTMENT POLICIES AND RESTRICTIONS                            6
RISKS AND OTHER CONSIDERATIONS                                  6
PERFORMANCE                                                     7
HOW TO PURCHASE SHARES                                          7
HOW TO REDEEM SHARES                                           10
SYSTEMATIC WITHDRAWAL PLAN                                     11
INVESTMENT MANAGEMENT                                          12
DIVIDENDS, DISTRIBUTIONS AND TAXES                             13
GENERAL INFORMATION                                            14

                          Investors are advised to read
                          this Prospectus and to retain
                            it for future reference.




                               PRASAD GROWTH FUND





                                   PROSPECTUS




                                November __, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                                                November __, 1998

                               PRASAD GROWTH FUND
                        The Tower at Erieview, 36th Floor
                             1301 East Ninth Street
                              Cleveland, Ohio 44114
                         1-800-44-MAXUS (1-800-446-2987)
                                or (216) 687-1000


     Prasad Growth Fund (the "Fund") is a non-diversified portfolio of Prasad Series Trust, an open-end management investment company. The investment objective of the Fund is to obtain capital appreciation. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's prospectus. A copy of the Fund's prospectus can be obtained from the Fund's Transfer Agent at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, telephone number 1-800-44-MAXUS (1-800-446-2987) or (216) 687-1000. The prospectus to which this Statement relates is dated the same date as this Statement of Additional Information.

     The date of this Statement of Additional Information is November __, 1998.

                       TABLE OF CONTENTS


Caption                                 Page    Location in Prospectus

General Information and History         1       General Information

Investment Objective and Policies       1       Investment Objectives
                                                and Management Techniques

Management of the Fund                  2       Investment Management

Ownership of Shares                     3       Not Applicable

Investment Advisory and Other           4       Investment Management
Services

Portfolio Transactions                  5       Execution of Portfolio
                                                Transactions

Capital Stock and Other Securities      6       General Information

Purchase, Redemption and Pricing of     6       How to Purchase Shares/
Securities Being Offered                        How to Redeem Shares

Determination of Net Asset Value        6       How to Purchase Shares

Tax Status                              6       Dividends, Distributions
                                                and Federal Taxes

Financial Statements                    8       Not Applicable

                GENERAL INFORMATION AND HISTORY

     Prasad Growth Fund (the "Fund") is a non-diversified portfolio of Prasad Series Trust (the "Trust"), an open-end management investment company. The Fund seeks capital appreciation. The Trust was organized as a business trust under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated July 31, 1998.

Investment Objective and Policies

     The investment objective and policies of the Fund are briefly described in the Prospectus under the heading "Investment Objective And Management
Techniques." The Fund has also adopted the following fundamental investment policies and restrictions in addition to the fundamental investment policies described in the Prospectus under the subheading "Investment Restrictions." These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund (as defined in the Prospectus under "GENERAL INFORMATION"). Except as set forth in the Prospectus, the Fund may not:

          1. Invest in securities of other registered investment companies (other than money market mutual funds), except by purchase in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation, reorganization or acquisition; or


          2. Invest in securities of any registered investment company, if immediately after such purchase or acquisition the Fund would own more than 1% of the total outstanding stock of such company.

          3. Invest more than 10% of the Fund's net assets in securities for which market quotations are not readily available and repurchase agreements maturing in more than seven days.

          4. Lend money or securities, provided that the making of interest-bearing demand deposits with banks and the purchase of debt securities in accordance with its objective and policies are not prohibited.

          5. Borrow money except for temporary or emergency purposes from banks (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowings secured thereby.

          6. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

          7. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options.

          8. Purchase or retain the securities of any issuer if any of the officers or Trustees of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

          9. Invest for the purpose of exercising control or management of another issuer.

          10. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

          11. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

          12. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

          13.  Issue senior securities as defined in the Act.

          14. Purchase securities subject to restrictions on disposition under the Securities Act of 1933.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


                     MANAGEMENT OF THE FUND

     The following table provides biographical information with respect to each current Trustee and officer of the Trust. Each Trustee who is or may be deemed to be an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk.


Name and Address         Position Held   Principal
                         With the Fund   Occupation(s)
                                         During Past 5 Years

Rajendra Prasad*         Chairman,       Physician; publisher
821 Hillside Drive       Treasurer and   of mutual funds
Long Beach, California   Trustee         newsletter; registered
90815                                    investment adviser.

Anita Alamshaw,          Trustee         Sales and marketing in
M.B.A.*                                  pharmaceutical
901 Calle Primavera                      industry
Glendale, California
91208
(daughter of Rajendra
Prasad)

Richard L.D. Saxton      Trustee         Television broadcaster
5545 Sunset Boulevard                    specializing in
Los Angeles,                             business news;
California 90028                         formerly account
                                         representative, Dean
                                         Witter.


Samir Thakkar            Trustee         Managing Director, The
625 The City Drive                       Acacia Group
South                                    (financial services)
Suite 250
Orange, California
92868


     No officer, director or employee of Mutual Funds Leader Inc. (the "Adviser") receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an officer, director or employee of the Adviser or any affiliate will receive from the Fund a fee of $125 for each Board or shareholders meeting attended. The estimated fees payable to the Trustees for the current fiscal year, which are the only compensation or benefits payable to Trustees, are summarized in the following table:

                       COMPENSATION TABLE

                   Aggregate Compensation
Name of Trustee            from Fund*

Rajendra Prasad           $    0
Anita Alamshaw               500
Richard L.D. Saxton          500

Samir Thakkar                500


*Estimated fees for first fiscal year.


                      OWNERSHIP OF SHARES

     As of August 31, 1998, all of the outstanding shares of the Fund were owned by the Adviser, whose address is 821 Hillside Drive, Long Beach, California 90815. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. The Adviser is controlled by Rajendra Prasad, the Chairman of the Fund.

             INVESTMENT ADVISORY AND OTHER SERVICES

     The  Adviser  is  registered as an investment adviser under the  Investment
Advisers Act of 1940. The Adviser has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the Securities and Exchange Commission or any other governmental agency.

     As compensation for the Adviser's services rendered to the Fund, the Fund pays a fee, computed and paid monthly, at an annual rate of 1% of the average value of the Fund's daily net assets. This fee is higher than that paid by most other investment companies.


     The Adviser acts as investment adviser to the Fund pursuant to an Investment Advisory and Administration Agreement dated September 3, 1998 (the "Advisory Agreement"). Subject to the supervision and direction of the Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the stated policies of the Fund. The Adviser makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, the Adviser furnishes office facilities and clerical and administrative services and subject to the direction of the Board of Trustees, is responsible for the overall management of the business affairs of the Fund, including the provision of personnel for record keeping, the preparation of governmental reports and responding to shareholder communications.


     Other expenses are borne by the Fund and include brokerage fees and commissions, fees of Trustees not affiliated with the Adviser, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission (the "SEC") and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of business trust existence, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, costs of printing share certificates, portfolio pricing services and Fund meetings.


     The Advisory Agreement is subject to annual approval by (i) the Board of Trustees or (ii) vote of a majority (as defined in the Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the Act) of the Fund or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees, including a majority of the Trustees who are not "interested persons," voted to approve the Advisory Agreement at a meeting held on October 28, 1998. The Advisory Agreement is terminable without penalty, on not less than 60 days' notice, by the Board of Trustees or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Adviser. The Advisory Agreement will terminate automatically in the event of its assignment.

     The Trust has entered into an Administration Agreement with Maxus Information Systems Inc. ("MIS"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, pursuant to which MIS has agreed to act as the Fund's transfer, redemption and dividend disbursing agent. As such, MIS maintains the Fund's official record of shareholders and is responsible for crediting dividends to shareholders' accounts. In consideration of such services, the Fund pays MIS an annual fee, paid monthly, equal to $9.75 per shareholder account (with a monthly minimum of $775) plus $12 per month for each state in which the Fund is registered under such state's securities laws, plus out-of-pocket expenses. In addition, the Fund has entered into an Accounting Services Agreement with MIS, pursuant to which MIS has agreed to provide portfolio pricing and related services, for the payment of an annual fee of $21,000 for the first $25,000,000 in net assets, $10,500 for the next $25,000,000 in net assets and $5,750 for each additional $25,000,000 in net assets, plus out-of-pocket expenses. Notwithstanding the foregoing, if for any month the average net assets of the Fund are less than $1,000,000, all of the above amounts will be reduced based on a discount of 65% if net assets are under $1,000,000 with proportionately lower discounts as net assets increase, until the discount is removed completely if net assets exceed $11,000,000.

     Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the Fund's custodian. As custodian, Fifth Third Bank maintains custody of the Fund's cash and portfolio securities.

       McCurdy & Associates C.P.A.'s, Inc., independent certified public accountants located at 27955 Clemens Road, Westlake, Ohio 44145, has been selected as auditors for the Fund. In such capacity, McCurdy & Associates C.P.A.'s, Inc. periodically reviews the accounting and financial records of the Fund and examines its financial statements.


                     PORTFOLIO TRANSACTIONS

     Decisions to buy and sell securities for the Fund are made by the Adviser subject to the overall supervision and review by the Board of Trustees. Portfolio security transactions for the Fund are effected by or under the supervision of the Adviser.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

     In executing portfolio transactions and selecting brokers and dealers, it is the Fund's policy to seek the best overall terms available. The Advisory Agreement provides that, in assessing the best overall terms available for any transaction, the Adviser shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction, and, in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Adviser exercises investment discretion.

     The Board of Trustees periodically reviews the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The Adviser's fee under the Advisory Agreement is not reduced by reason of the Adviser's receiving such brokerage and research services.

     Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the kind made by the Fund may also be made by those other accounts. When the Fund and one or more accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


               CAPITAL STOCK AND OTHER SECURITIES

     See "General Information" in the Fund's prospectus.


                    PURCHASE, REDEMPTION AND
              PRICING OF SECURITIES BEING OFFERED

     The information pertaining to the purchase and redemption of the Fund's shares appearing in the Prospectus under the captions "How To Purchase Shares" and "How To Redeem Shares" is hereby incorporated by reference.


                DETERMINATION OF NET ASSET VALUE

     The information pertaining to the determination of net asset value appearing in the Prospectus under the caption "How to Purchase Shares -- Price of Shares" is hereby incorporated by reference.


                           TAX STATUS

     The Fund will be treated as a separate entity for federal income tax purposes. The Fund's policy is to distribute at least annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service and to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains. Unless a shareholder elects otherwise, dividends and capital gains distributions are paid in additional shares that are credited to the shareholder's account with the Fund.

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company will result in the Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. To qualify for this treatment, the Fund must derive at least 90% of its gross income from dividends, interest, and gains from the sale or other disposition of securities; derive less than 30% of its gross income from the sale or other disposition of securities held for fewer than three months; invest in securities within certain limits; and distribute to its shareholders at least 90% of its net taxable income earned in any year.

     Dividends derived from the Fund's net investment income, whether received in additional shares or in cash, will be taxable to shareholders as ordinary income, but a portion may be eligible for the 70% dividends received deduction available to corporations.

     Distributions  of  the  excess  of  net long-term  capital  gain  over  net short-term  capital  loss are taxable to a shareholder  in  the  year  in  which received (except as set forth in the next paragraph), whether those distributions are accepted in cash or in additional shares, and regardless of the length of time the shareholder has held his Fund shares. These distributions, like dividends, may also be subject to state and local taxes.

     In addition to any dividends paid within the calendar year, dividends and capital gain distributions declared in December and paid the following January will be taxable in the year they are declared.

     Investors should consider carefully the tax implications of purchasing shares of the Fund just prior to the record date of a dividend or capital gains distribution. Although a dividend or distribution paid shortly after shares have been purchased is in effect a return of investment, it is subject to taxation as described above, and a sale at a loss of shares held not more than six months will be long-term capital loss to the extent of any long-term capital gain dividends received within that period.

     Shareholders must furnish the Fund with their correct Taxpayer Identification Number to avoid being subject to a 20% federal backup withholding tax on dividend distributions. Investors also must certify on the Account Application that the stated Tax Identification Number is correct and that the Investor is not subject to 20% backup withholding for previous under-reporting to the IRS. Shareholders not subject to income taxation do not have to pay an income tax on the dividend or capital gain distributions.

     Shareholders shall upon demand disclose to the Fund in writing such information with respect to direct and indirect ownership of Shares of the Fund as the Trustees of the Fund deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other taxing authority.

     Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

To The Shareholders and Trustees
The Prasad Series Trust:

We have audited the accompanying statement of assets and liabilities of the Prasad Series Trust (comprised of the Prasad Growth Fund) as of October 22, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of October 22, 1998, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Prasad Growth Fund as of October 22, 1998, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 22, 1998

                               PRASAD SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 22, 1998


                                                  Prasad
                                                Growth Fund

ASSETS:
     Cash in Bank                                 $100,000

          Total Assets                            $100,000

LIABILITIES:                                      $      0

     Total Liabilities                            $      0



NET ASSETS                                        $100,000


NET ASSETS CONSIST OF:
     Capital Paid In                              $100,000


OUTSTANDING SHARES
     Unlimited Number of Shares
     Authorized Without Par Value                   10,000


NET ASSET VALUE PER SHARE                         $     10

OFFERING PRICE PER SHARE                          $     10

                               PRASAD SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                October 22, 1998


1.   ORGANIZATION
     Prasad Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware by a Declaration of Trust dated July 31, 1998. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of one series of shares for the Prasad Growth Fund (the "Fund").

     The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 Shares of the Prasad Growth Fund have taken place to date.

2.   RELATED PARTY TRANSACTIONS
     As of October 22, 1998, all of the outstanding shares of the Fund were owned by Rajendra Prasad and the Rajendra Prasad IRA. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
     Act) of the Fund. Rajendra Prasad is the President of the Fund.

     Mutual Funds Leader, Inc., the Fund's investment adviser, is registered  as
     an  investment adviser under the Investment Advisers Act of  1940.   Mutual
     Funds Leader, Inc. is owned by Rajendra Prasad.

     The adviser receives from the Fund as compensation for its services to the Fund an annual fee of 1% of the Fund's net assets. This fee is higher than that paid by most other investment companies. The fee is paid monthly and calculated on the basis of that month's net assets.

     The Fund pays all expenses not assumed by the Adviser, including brokerage fees and commissions, fees of Trustees not affiliated with the Adviser, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of trust existence such as the filing of reports required by state law, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, fees and expenses of legal counsel, and costs of printing share certificates, portfolio pricing services and shareholder meetings. From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Fund will not be required to pay the Manager for any amounts voluntarily waived or assumed, nor will the Fund be required to reimburse the Manager for any amounts waived or assumed during a prior fiscal year.

3.   CAPITAL STOCK AND DISTRIBUTION
     At October 22, 1998, an unlimited number of shares were authorized and paid in capital amounted to $100,000 for the Prasad Growth Fund. Transactions in capital stock were as follows:

          Shares Sold:
               Prasad Growth Fund                 10,000

          Shares Redeemed:
               Prasad Growth Fund                      0

          Net Increase:
               Prasad Growth Fund                 10,000

          Shares Outstanding:
               Prasad Growth Fund                 10,000

                             PART C

                       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements:

               The Financial Statements filed as part of this Registration Statement are as follows:

               Statement of Assets and Liabilities as of October 22, 1998, together with Report of Independent Certified Public Accountants dated October 22, 1998.

          (b)  Exhibits:

               Exhibit
               Number    Description

               1 Registrant's Agreement and Declaration of Trust dated July 31, 1998.*

               2         Registrant's By-Laws.*

               3         None.

               4         None.

               5         Investment Advisory and Administration Agreement.*

               7         None.

               8         Custody Agreement.

               9(a)      Administration Agreement.*

               9(b)      Accounting Services Agreement.*

               10        Opinion and consent.

               11        Consent of Independent Auditors.

               12        None.

               13 Subscription Agreement between the Trust and the Adviser

               27        Financial Data Schedule.

*Previously filed.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

          The Fund and the Adviser may be deemed to be under common control of Rajendra Prasad, the Chairman of the Fund and the President and controlling shareholder of the Adviser.

Item 26.  Number of Holders of Securities.

          As of the date of this Registration Statement, there was one record holder of the Fund's Shares.

Item 27.  Indemnification.

          Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust filed as Exhibit 1. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

          Reference   is  made  to  the  section  in  the  Prospectus   entitled
          "Investment Management".

Item 29.  Principal Underwriters.

          Not applicable.

Item 30.  Location of Accounts and Records.

          All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 31.  Management Services.

          Not applicable.

Item 32.  Undertakings.

          The Registrant undertakes (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a Prospectus is delivered, (2) to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933, and (3) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requesting in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach, State of California, on the 27th day of October, 1998.

                                   PRASAD SERIES TRUST


                                   By:  /s/ Rajendra Prasad
                                        Rajendra Prasad, Chairman


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                Title                                  Date

/s/ Rajendra Prasad      Chairman, Treasurer and Trustee        October 27, 1998
Rajendra Prasad          (Principal Executive Officer,
                         Financial Officer and Accounting
                         Officer)


/s/ Anita Alamshaw       Trustee                                October 27, 1998
Anita Alamshaw


/s/ Richard L.D. Saxton  Trustee                                October 27, 1998
Richard L.D. Saxton


/s/ Samir Thakkar        Trustee                                October 27, 1998
Samir Thakkar

                           EXHIBIT 8

                       CUSTODY AGREEMENT


     THIS AGREEMENT, is made as of October 27, 1998, by and between PRASAD SERIES TRUST, a business trust organized under the laws of the State of Delaware (the "Trust"), and THE FIFTH THIRD BANK, a banking company organized under the laws of the State of Ohio (the "Custodian").

                          WITNESSETH:

     WHEREAS, the Trust desires that the Securities and cash of each of the investment portfolios identified in Exhibit A hereto (such investment portfolios and individually referred to herein as a "Fund" and collectively as the "Funds"), be held and administered by the Custodian pursuant to this Agreement; and

     WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS,   the  Custodian  represents  that  it  is  a  bank   having   the
qualifications prescribed in Section 26(a)(i) of the 1940 Act;

     NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and the Custodian hereby agree as follows:

                           ARTICLE I

                          DEFINITIONS

     Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

     1.1 "Authorized Person" means any Officer or other person duly authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Trust and named in Exhibit B hereto or in such resolutions of the Board of Trustees, certified by an Officer, as may be received by the Custodian from time to time.

     1.2 "Board of Trustees" shall mean the Trustees from time to time serving under the Trust's Agreement and Declaration of Trust, dated July 31, 1998, as from time to time amended.

     1.3 "Book-Entry System" shall mean a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFR
Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of such Subpart O.

     1.4 "Business Day" shall mean any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Fund computes the net asset value of the Fund.

     1.5  "NASD" shall mean The National Association of Securities Dealers, Inc.

     1.6 "Officer" shall mean the President, any Vice President, the Secretary, any Assistant Secretary, the Treasurer, or any Assistant Treasurer of the Trust.

     1.7 "Oral Instructions" shall mean instructions orally transmitted to and accepted by the Custodian because such instructions are: (i) reasonably believed  by  the  Custodian  to  have  been  given  by  an  Authorized  Person,
(ii) recorded and kept among the records of the Custodian made in the ordinary course of business and (iii) orally confirmed by the Custodian. The Trust shall cause all Oral Instructions to be confirmed by Written Instructions. If such Written Instructions confirming Oral Instructions are not received by the Custodian prior to a transaction, it shall in no way affect the validity of the transaction or the authorization thereof by the Trust. If Oral Instructions vary from the Written Instructions which purport to confirm them, the Custodian shall notify the Trust of such variance but such Oral Instructions will govern unless the Custodian has not yet acted.

     1.8 "Custody Account" shall mean any account in the name of the Trust, which is provided for in Section 3.2 below.

     1.9    "Proper  Instructions"  shall  mean  Oral  Instructions  or  Written
Instructions.   Proper Instructions may be continuing Written Instructions  when deemed appropriate by both parties.

     1.10 "Securities Depository" shall mean The Participants Trust Company or The Depository Trust Company and (provided that Custodian shall have received a copy of a resolution of the Board of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Trust) any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities and Exchange Act of 1934 (the "1934 Act"), which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities.

     1.11 "Securities" shall include, without limitation, common and preferred stocks, bonds, call options, put options, debentures, notes, bank certificates of deposit, bankers' acceptances, mortgage-backed securities, other money market instruments or other obligations, and any certificates, receipts, warrants or other instruments or documents representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

     1.12 "Shares" shall mean the units of beneficial interest issued by the Trust.

     1.13 "Written Instructions" shall mean (i) written communications actually received by the Custodian and signed by one or more persons as the Board of
Trustees shall have from time to time authorized, or (ii) communications by telex or any other such system from a person or persons reasonably believed by the Custodian to be Authorized, or (iii) communications transmitted electronically through the Institutional Delivery System (IDS), or any other similar electronic instruction system acceptable to Custodian and approved by resolutions of the Board of Trustees, a copy of which, certified by an Officer, shall have been delivered to the Custodian.

                                   ARTICLE II

                            APPOINTMENT OF CUSTODIAN

     2.1 Appointment. The Trust hereby constitutes and appoints the Custodian as custodian of all Securities and cash owned by or in the possession of the Trust at any time during the period of this Agreement, provided that such Securities or cash at all times shall be and remain the property of the Trust.

     2.2 Acceptance. The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth and in accordance with the 1940 Act as amended. Except as specifically set forth herein, the Custodian shall have no liability and assumes no responsibly for any non-compliance by the Trust or a Fund of any laws, rules or regulations.

                                   ARTICLE III

                         CUSTODY OF CASH AND SECURITIES

     3.1 Segregation. All Securities and non-cash property held by the Custodian for the account of the Fund, except Securities maintained in a Securities Depository or Book-Entry System, shall be physically segregated from other Securities and non-cash property in the possession of the Custodian and shall be identified as subject to this Agreement.

     3.2 Custody Account. The Custodian shall open and maintain in its trust department a custody account in the name of each Fund, subject only to draft or order of the Custodian, in which the Custodian shall enter and carry all Securities, cash and other assets of the Fund which are delivered to it.

     3.3 Appointment of Agents. In its discretion, the Custodian may appoint, and at any time remove, any domestic bank or trust company, which has been approved by the Board of Trustees and is qualified to act as a custodian under the 1940 Act, as sub-custodian to hold Securities and cash of the Funds and to carry out such other provisions of this Agreement as it may determine, and may also open and maintain one or more banking accounts with such a bank or trust company (any such accounts to be in the name of the Custodian and subject only to its draft or order), provided, however, that the appointment of any such agent shall not relieve the Custodian of any of its obligations or liabilities under this Agreement.

     3.4 Delivery of Assets to Custodian. The Fund shall deliver, or cause to be delivered, to the Custodian all of the Fund's Securities, cash and other assets, including (a) all payments of income, payments of principal and capital distributions received by the Fund with respect to such Securities, cash or other assets owned by the Fund at any time during the period of this Agreement, and (b) all cash received by the Fund for the issuance, at any time during such period, of Shares. The Custodian shall not be responsible for such Securities, cash or other assets until actually received by it.

     3.5 Securities Depositories and Book-Entry Systems. The Custodian may deposit and/or maintain Securities of the Funds in a Securities Depository or in a Book-Entry System, subject to the following provisions:

     (a) Prior to a deposit of Securities of the Funds in any Securities Depository or Book-Entry System, the Fund shall deliver to the Custodian a resolution of the Board of Trustees, certified by an Officer, authorizing and instructing the Custodian on an on-going basis to deposit in such Securities Depository or Book-Entry System all Securities eligible for deposit therein and to make use of such Securities Depository or Book-Entry System to the extent possible and practical in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of collateral consisting of Securities. So long as such Securities Depository or Book-Entry System shall continue to be employed for the deposit of Securities of the Funds, the Trust shall annually re-adopt such resolution and deliver a copy thereof, certified by an Officer, to the Custodian.

     (b) Securities of the Fund kept in a Book-Entry System or Securities Depository shall be kept in an account ("Depository Account") of the Custodian in such Book-Entry System or Securities Depository which includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

     (c) The records of the Custodian and the Custodian's account on the books of the Book-Entry System and Securities Depository as the case may be, with respect to Securities of a Fund maintained in a Book-Entry System or Securities Depository shall, by book-entry, or otherwise identify such Securities as belonging to the Fund.

     (d) If Securities purchases by the Fund are to be held in a Book-Entry System or Securities Depository, the Custodian shall pay for such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that such Securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Fund. If Securities sold by the Fund are held in a Book-Entry System or Securities Depository, the Custodian shall transfer such Securities upon (i) receipt of advice from the Book-Entry System or Securities depository that payment for such Securities has been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Fund.

     (e) Upon request, the Custodian shall provide the Fund with copies of any report (obtained by the Custodian from a Book-Entry System or Securities Depository in which Securities of the Fund is kept) on the internal accounting controls and procedures for safeguarding
          Securities   deposited  in  such  Book-Entry  System   or   Securities
          Depository.

     (f) Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Trust for any loss or damage to the Trust resulting (i) from the use of a Book-Entry System or Securities Depository by reason of any negligence or willful misconduct on the part of Custodian or any sub-custodian appointed pursuant to
          Section 3.3 above or any of its or their employees, or (ii) from failure of Custodian or any such sub-custodian to enforce effectively such rights as it may have against a Book-Entry System or Securities Depository. At its election, the Trust shall be subrogated to the rights of the Custodian with respect to any claim against a Book-Entry System or Securities Depository or any other person for any loss or damage to the Funds arising from the use of such Book-Entry System or Securities Depository, if and to the extent that the Trust has been made whole for any such loss or damage.

     3.6 Disbursement of Moneys from Custody Accounts. Upon receipt of Proper Instructions, the Custodian shall disburse moneys from a Fund Custody Account but only in the following cases:

     (a) For the purchase of Securities for the Fund but only upon compliance with Section 4.1 of this Agreement and only (i) in the case of Securities (other than options on Securities, futures contracts and options on futures contracts), against the delivery to the Custodian (or any sub-custodian appointed pursuant to Section 3.3 above) of such Securities registered as provided in Section 3.9 below in proper form for transfer, or if the purchase of such Securities is effected through a Book-Entry System or Securities Depository, in accordance with the conditions set forth in Section 3.5 above; (ii) in the case of options on Securities, against delivery to the Custodian (or such sub-custodian) of such receipts as are required by the customs prevailing among dealers in such options; (iii) in the case of futures contracts and options on futures contracts, against delivery to the Custodian (or such sub-custodian) of evidence of title thereto in favor of the Trust or any nominee referred to in Section 3.9 below; and (iv) in the case of repurchase or reverse repurchase agreements entered into between the Trust and a bank which is a member of the Federal Reserve System or between the Trust and a primary dealer in U.S. Government securities, against delivery of the purchased Securities either in certificate form or through an entry crediting the Custodian's account at a Book-Entry System or Securities Depository for the account of the Fund with such Securities;

     (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.7(f) below, of Securities owned by the Fund;

     (c) For the payment of any dividends or capital gain distributions declared by the Fund;

     (d)  In   payment  of  the  redemption  price  of  Shares  as  provided  in
          Section 5.1 below;

     (e) For the payment of any expense or liability incurred by the Trust, including but not limited to the following payments for the account of a Fund: interest; taxes; administration, investment management, investment advisory, accounting, auditing, transfer agent, custodian, trustee and legal fees; and other operating expenses of a Fund; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses;

     (f) For transfer in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Trust;

     (g) For transfer in accordance with the provisions of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Trust;

     (h) For the funding of any uncertificated time deposit or other interest-bearing account with any banking institution (including the Custodian), which deposit or account has a term of one year or less; and

     (i) For any other proper purposes, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the amount and purpose of such payment, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made.

     3.7 Delivery of Securities from Fund Custody Accounts. Upon receipt of Proper Instructions, the Custodian shall release and deliver Securities from a Custody Account but only in the following cases:

     (a) Upon the sale of Securities for the account of a Fund but only against receipt of payment therefor in cash, by certified or cashiers check or bank credit;

     (b)  In  the  case  of  a  sale  effected through a  Book-Entry  System  or
          Securities   Depository,  in  accordance  with   the   provisions   of
          Section 3.5 above;

     (c) To an Offeror's depository agent in connection with tender or other similar offers for Securities of a Fund; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

     (d) To the issuer thereof or its agent (i) for transfer into the name of the Trust, the Custodian or any sub-custodian appointed pursuant to
          Section 3.3 above, or of any nominee or nominees of any of the foregoing, or (ii) for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new Securities are to be delivered to the Custodian;

     (e) To the broker selling Securities, for examination in accordance with the "street delivery" custom;

     (f) For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such Securities, or pursuant to provisions for conversion contained in such Securities, or pursuant to any deposit agreement, including surrender or receipt of underlying Securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

     (g) Upon receipt of payment therefor pursuant to any repurchase or reverse repurchase agreement entered into by a Fund;

     (h) In the case of warrants, rights or similar Securities, upon the exercise thereof, provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

     (i) For delivery in connection with any loans of Securities of a Fund, but only against receipt of such collateral as the Trust shall have specified to the Custodian in Proper Instructions;

     (j) For delivery as security in connection with any borrowings by the Trust on behalf of a Fund requiring a pledge of assets by such Fund, but only against receipt by the Custodian of the amounts borrowed;

     (k) Pursuant to any authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Trust or a Fund;

     (l) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Trust on behalf of a Fund;

     (m) For delivery in accordance with the provisions of any agreement among the Trust on behalf of a Fund, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Trust on behalf of a Fund; or

     (n) For any other proper corporate purposes, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made.

     3.8    Actions   Not  Requiring  Proper  Instructions.   Unless   otherwise
instructed by the Trust, the Custodian shall with respect to all Securities held for a Fund;

     (a) Subject to Section 7.4 below, collect on a timely basis all income and other payments to which the Trust is entitled either by law or pursuant to custom in the securities business;

     (b) Present for payment and, subject to Section 7.4 below, collect on a timely basis the amount payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

     (c) Endorse for collection, in the name of the Trust, checks, drafts and other negotiable instruments;

     (d) Surrender interim receipts or Securities in temporary form for Securities in definitive form;

     (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect, and prepare and submit reports to the Internal Revenue Service ("IRS") and to the Trust at such time, in such manner and containing such information as is prescribed by the IRS;

     (f) Hold for a Fund, either directly or, with respect to Securities held therein, through a Book-Entry System or Securities Depository, all rights and similar securities issued with respect to Securities of the Fund; and

     (g) In general, and except as otherwise directed in Proper Instructions, attend to all non-discretionary details in connection with sale, exchange, substitution, purchase, transfer and other dealings with Securities and assets of the Fund.

     3.9 Registration and Transfer of Securities. All Securities held for a Fund that are issued or issuable only in bearer form shall be held by the Custodian in that form, provided that any such Securities shall be held in a Book-Entry System for the account of the Trust on behalf of a Fund, if eligible therefor. All other Securities held for a Fund may be registered in the name of the Trust on behalf of such Fund, the Custodian, or any sub-custodian appointed pursuant to Section 3.3 above, or in the name of any nominee of any of them, or in the name of a Book-Entry System, Securities Depository or any nominee of either thereof; provided, however, that such Securities are held specifically for the account of the Trust on behalf of a Fund. The Trust shall furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of any of the nominees hereinabove referred to or in the name of a Book-Entry System or Securities Depository, any Securities registered in the name of a Fund.

     3.10 Records.

     (a) The Custodian shall maintain, by Fund, complete and accurate records with respect to Securities, cash or other property held for the Trust, including
(i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of Securities and all receipts and disbursements of cash; (ii) ledgers (or other records) reflecting
(A) Securities in transfer, (B) Securities in physical possession, (C) monies and Securities borrowed and monies and Securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest accrued; and
(iii) canceled checks and bank records related thereto. The Custodian shall keep such other books and records of the Trust as the Trust shall reasonably request, or as may be required by the 1940 Act, including, but not limited to
Section 3.1 and Rule 31a-1 and Rule 31a-2 promulgated thereunder.

     (b) All such books and records maintained by the Custodian shall (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of the Trust and at all times during the regular business hours of the Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained by Rule 31a-1 under the 1940 Act, be preserved for the periods prescribed in Rule 31a-2 under the 1940 Act.

     3.11 Fund Reports by Custodian. The Custodian shall furnish the Trust with a daily activity statement by Fund and a summary of all transfers to or from the Custody Account on the day following such transfers. At least monthly and from time to time, the Custodian shall furnish the Trust with a detailed statement, by Fund, of the Securities and moneys held for the Trust under this Agreement.

     3.12 Other Reports by Custodian. The Custodian shall provide the Trust with such reports, as the Trust may reasonably request from time to time, on the internal accounting controls and procedures for safeguarding Securities, which are employed by the Custodian or any sub-custodian appointed pursuant to
Section 3.3 above.

     3.13 Proxies and Other Materials. The Custodian shall cause all proxies if any, relating to Securities which are not registered in the name of a Fund, to be promptly executed by the registered holder of such Securities, without indication of the manner in which such proxies are to be voted, and shall include all other proxy materials, if any, promptly deliver to the Trust such proxies, all proxy soliciting materials, which should include all other proxy materials, if any, and all notices to such Securities.

     3.14 Information on Corporate Actions. Custodian will promptly notify the Trust of corporate actions, limited to those Securities registered in nominee name and to those Securities held at a Depository or sub-Custodian acting as agent for Custodian. Custodian will be responsible only if the notice of such corporate actions is published by the Financial Daily Card Service, J.J. Kenny Called Bond Service, DTC, or received by first class mail from the agent. For market announcements not yet received and distributed by Custodian's services, Trust will inform its custody representative with appropriate instructions. Custodian will, upon receipt of Trust's response within the required deadline, affect such action for receipt or payment for the Trust. For those responses received after the deadline, Custodian will affect such action for receipt or payment, subject to the limitations of the agent(s) affecting such actions. Custodian will promptly notify Trust for put options only if the notice is received by first class mail from the agent. The Trust will provide or cause to be provided to Custodian with all relevant information contained in the prospectus for any security which has unique put/option provisions and provide Custodian with specific tender instructions at least ten business days prior to the beginning date of the tender period.

                                   ARTICLE IV

                  PURCHASE AND SALE OF INVESTMENTS OF THE FUND

     4.1 Purchase of Securities. Promptly upon each purchase of Securities for the Trust, Written Instructions shall be delivered to the Custodian, specifying
(a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any) or other units purchased, (c) the date of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, and (f) the name of the person to whom such amount is payable. The Custodian shall upon receipt of such Securities purchased by a Fund pay out of the moneys held for the account of such Fund the total amount specified in such Written Instructions to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for a Fund, if in the relevant Custody Account there is insufficient cash available to the Fund for which such purchase was made.

     4.2 Liability for Payment in Advance of Receipt of Securities Purchased. In any and every case where payment for the purchase of Securities for a Fund is made by the Custodian in advance of receipt for the account of the Fund of the Securities purchased but in the absence of specific Written or Oral Instructions to so pay in advance, the Custodian shall be liable to the Fund for such Securities to the same extent as if the Securities had been received by the Custodian.

     4.3 Sale of Securities. Promptly upon each sale of Securities by a Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any), or other units sold, (c) the date of sale and settlement
(d)  the  sale price per unit, (e) the total amount payable upon such sale,  and
(f) the person to whom such Securities are to be delivered. Upon receipt of the total amount payable to the Trust as specified in such Written Instructions, the Custodian shall deliver such Securities to the person specified in such Written Instructions. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

     4.4 Delivery of Securities Sold. Notwithstanding Section 4.3 above or any other provision of this Agreement, the Custodian, when instructed to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, the Trust shall bear the risk that final payment for such Securities may not be made or that such Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any of the foregoing.

     4.5 Payment for Securities Sold, etc. In its sole discretion and from time to time, the Custodian may credit the relevant Custody Account, prior to actual receipt of final payment thereof, with (i) proceeds from the sale of Securities which it has been instructed to deliver against payment,
(ii) proceeds from the redemption of Securities or other assets of the Trust, and (iii) income from cash, Securities or other assets of the Trust. Any such credit shall be conditional upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. The Custodian may, in its sole discretion and from time to time, permit the Trust to use funds so credited to its Custody Account in anticipation of actual receipt of final payment. Any such funds shall be repayable immediately upon demand made by the Custodian at any time prior to the actual receipt of all final payments in anticipation of which funds were credited to the Custody Account.

     4.6 Advances by Custodian for Settlement. The Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of a Trust transactions on behalf of a Fund in its Custody Account. Any such advance shall be repayable immediately upon demand made by Custodian.

                                    ARTICLE V

                           REDEMPTION OF TRUST SHARES

     Transfer of Funds. From such funds as may be available for the purpose in the relevant Custody Account, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of a Fund, the Custodian shall wire each amount specified in such Proper Instructions to or through such bank as the Trust may designate with respect to such amount in such Proper Instructions. Upon effecting payment or distribution in accordance with proper Instruction, the Custodian shall not be under any obligation or have any responsibility thereafter with respect to any such paying bank.

                                   ARTICLE VI

                               SEGREGATED ACCOUNTS

     Upon receipt of Proper Instructions, the Custodian shall establish and maintain a segregated account or accounts for and on behalf of each Fund, into which account or accounts may be transferred cash and/or Securities, including Securities maintained in a Depository Account,

     (a) in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Trust,

     (b) for purposes of segregating cash or Securities in connection with securities options purchased or written by a Fund or in connection with financial futures contracts (or options thereon) purchased or sold by a Fund,

     (c)  which constitute collateral for loans of Securities made by a Fund,

     (d) for purposes of compliance by the Trust with requirements under the 1940 Act for the maintenance of segregated accounts by registered investment companies in connection with reverse repurchase agreements and when-issued, delayed delivery and firm commitment transactions, and

     (e) for other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board of Trustees, certified by an Officer, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.

                                   ARTICLE VII

                            CONCERNING THE CUSTODIAN

     7.1 Standard of Care. The Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to the Trust for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim unless such loss, damages, cost, expense, liability or claim arises from negligence, bad faith or willful misconduct on its part or on the part of any sub-custodian appointed pursuant to Section 3.3 above. The Custodian's cumulative liability within a calendar year shall be limited with respect to the Trust or any party claiming by, through or on behalf of the Trust for the initial and all subsequent renewal terms of this Agreement, to the lessor amount of (a) the actual damages sustained by the Trust, (actual damages for uninvested funds shall be the overnight Feds fund rate), or (b) to an amount not to exceed one-half of the net fees paid to the Custodian within the prior three calendar months. The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall promptly notify the Trust of any action taken or omitted by the Custodian pursuant to advice of counsel. The Custodian shall not be under any obligation at any time to ascertain whether the Trust is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's charter documents or by-laws, or its investment objectives and policies as then in effect.

     7.2 Actual Collection Required. The Custodian shall not be liable for, or considered to be the custodian of, any cash belonging to the Trust or any money represented by a check, draft or other instrument for the payment of money, until the Custodian or its agents actually receive such cash or collect on such instrument.

     7.3 No Responsibility for title, etc. So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

     7.4 Limitation on Duty to Collect. Custodian shall not be required to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to Securities held for the Trust if such Securities are in default or payment is not made after due demand or presentation.

     7.5 Reliance Upon Documents and Instructions. The Custodian shall be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine. The Custodian shall be entitled to rely upon any Oral Instructions and/or any Written Instructions actually received by it pursuant to this Agreement.

     7.6 Express Duties Only. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

     7.7 Cooperation. The Custodian shall cooperate with and supply necessary information, by the Trust, to the entity or entities appointed by the Trust to keep the books of account of the Trust and/or compute the value of the assets of the Trust. The Custodian shall take all such reasonable actions as the Trust may from time to time request to enable the Trust to obtain, from year to year, favorable opinions from the Trust's independent accountants with respect to the Custodian's activities hereunder in connection with (a) the preparation of the Trust's report on Form N-1A and Form N-SAR and any other reports required by the Securities and Exchange Commission, and (b) the fulfillment by the Trust of any other requirements of the Securities and Exchange Commission.

                                  ARTICLE VIII

                                 INDEMNIFICATION

     8.1 Indemnification. The Trust shall indemnify and hold harmless the Custodian and any sub-custodian appointed pursuant to Section 3.3 above, and any nominee of the Custodian or of such sub-custodian from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Custodian or such sub-custodian (i) at the request or direction of or in reliance on the advice of the Trust, or (ii) upon Proper
Instructions, or (c) generally, from the performance of its obligations under this Agreement or any sub-custody agreement with a sub-custodian appointed pursuant to Section 3.3 above or, in the case of any such sub-custodian, from the performance of its obligations under such custody agreement, provided that neither the Custodian nor any such sub-custodian shall be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Custodian's or such sub-custodian's negligence, bad faith or willful misconduct.

     8.2 Indemnity to be Provided. If the Trust requests the Custodian to take any action with respect to Securities, which may, in the opinion of the custodian, result in the Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, the Custodian shall not be required to take such action until the Trust shall have provided indemnity therefor to the Custodian in an amount and form satisfactory to the Custodian.

                                   ARTICLE IX

                                  FORCE MAJEURE

     Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes, acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian in the event of a failure or delay shall use its best efforts to ameliorate the effects of any such failure or delay. Notwithstanding the foregoing, the Custodian shall maintain sufficient disaster recovery procedures to minimize interruptions.

                                    ARTICLE X

                          EFFECTIVE PERIOD; TERMINATION

     10.1 Effective Period. This Agreement shall become effective as of the date first set forth above and shall continue in full force and effect until terminated as hereinafter provided.

     10.2 Termination. Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of the giving of such notice. If a successor custodian shall have been appointed by the  Board  of  Trustees,  the Custodian shall, upon  receipt  of  a  notice  of acceptance  by  the successor custodian, on such specified date  of  termination
(a) deliver directly to the successor custodian all Securities (other than Securities held in a Book-Entry System or Securities Depository) and cash then owned by the Trust and held by the Custodian as custodian, and (b) transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of the Trust at the successor custodian, provided that the Trust shall have paid to the Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled. Upon such delivery and transfer, the Custodian shall be relieved of all obligations under this Agreement. The Trust may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by regulatory authorities in the State of Ohio or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     10.3 Failure to Appoint Successor Custodian. If a successor custodian is not designated by the Trust on or before the date of termination specified pursuant to Section 10.1 above, then the Custodian shall have the right to deliver to a bank or trust company of its own selection, which is (a) a "Bank" as defined in the 1940 Act, (b) has aggregate capital, surplus and undivided profits as shown on its then most recent published report of not less than $25 million, and (c) is doing business in New York, New York, all Securities, cash and other property held by Custodian under this Agreement and to transfer to an account of or for the Trust at such bank or trust company all Securities of the Trust held in a Book-Entry System or Securities Depository. Upon such delivery and transfer, such bank or trust company shall be the successor custodian under this Agreement and the Custodian shall be relieved of all obligations under this Agreement. If, after reasonable inquiry, Custodian cannot find a successor custodian as contemplated in this Section 10.3, then Custodian shall have the right to deliver to the Trust all Securities and cash then owned by the Trust and to transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the Trust. Thereafter, the Trust shall be deemed to be its own custodian with respect to the Trust and the Custodian shall be relieved of all obligations under this Agreement.

                                   ARTICLE XI

                            COMPENSATION OF CUSTODIAN

     The Custodian shall be entitled to compensation as agreed upon from time to time by the Trust and the Custodian. The fees and other charges in effect on the date hereof and applicable to the Funds are set forth in Exhibit B attached hereto.

                                   ARTICLE XII

                             LIMITATION OF LIABILITY

     The Trust is a business trust organized under the laws of the State of Delaware and under a Declaration of Trust, to which reference is hereby made a copy of which is on file at the office of the Secretary of State of Delaware as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name of the Trust or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust or the Funds personally, but bind only the assets of the Trust, and all persons dealing with any of the Funds of the Trust must look solely to the assets of the Trust belonging to such Fund for the enforcement of any claims against the Trust.

                                  ARTICLE XIII

                                     NOTICES

     Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be in writing and shall be sent or delivered to The receipt at the address set forth after its name herein below:

                    To the Trust:

                    Prasad Series Trust
                    821 Hillside Drive
                    Long Beach, CA 90815
                    Attn: Rajendra Prasad

                    Telephone:     (      )_____________________
                    Facsimile:     (      )_____________________

                    To the Custodian:

                    The Fifth Third Bank
                    38 Fountain Square Plaza
                    Cincinnati, Ohio  45263
                    Attn:  Area Manager - Trust Operations

                    Telephone:  (513) 579-5300
                    Facsimile:   (513) 579-4312

or at such other address as either party shall have provided to the other by notice given in accordance with this Article XIII. Writing shall include transmission by or through teletype, facsimile, central processing unit connection, on-line terminal and magnetic tape.

                                   ARTICLE XIV

                                  MISCELLANEOUS

     14.1 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

     14.2 References to Custodian. The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information or its registration statement for the Trust and such other printed matter as merely identifies Custodian as custodian for the Trust. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

     14.3 No Waiver. No failure by either party hereto to exercise and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

     14.4 Amendments. This Agreement cannot be changed orally and no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

     14.5 Counterparts. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

     14.6 Severability. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

     14.7 Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party hereto.

     14.8  Headings.   The  headings  of sections  in  this  Agreement  are  for
convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and delivered in its name and on its behalf by its representatives thereunto duly authorized, all as of the day and year first above written.

ATTEST:                       PRASAD SERIES TRUST


                              By:  /s/ Rajendra Prasad
                              Its: President


ATTEST:                       THE FIFTH THIRD BANK


                              By:  /s/ Howard Kaplan
                              Its: Assistant Vice President

                              Dated:    October 27, 1998

                                    EXHIBIT A
                        TO THE CUSTODY AGREEMENT BETWEEN
                  PRASAD SERIES TRUST AND THE FIFTH THIRD BANK

                                                 October 27, 1998

     Name of Fund                                 Date

     Prasad Growth Fund















                              PRASAD SERIES TRUST


                              By:  /s/ Rajendra Prasad
                              Its: President


                              THE FIFTH THIRD BANK


                              By:  /s/ Howard Kaplan
                              Its: Assistant Vice President

                              Dated:    October 27, 1998

                                    EXHIBIT B
                        TO THE CUSTODY AGREEMENT BETWEEN
                  PRASAD SERIES TRUST AND THE FIFTH THIRD BANK

                                                 October 27, 1998

                               AUTHORIZED PERSONS


     Set forth below are the names and specimen signatures of the persons authorized by the Trust to Administer each Custody Account.



          Name                                    Signature

Rajendra Prasad                              /s/ Rajendra Prasad

_________________________________            _________________________________

_________________________________            _________________________________

_________________________________            _________________________________

_________________________________

_________________________________

_________________________________

_________________________________

_________________________________

_________________________________

_________________________________

_________________________________

                              SIGNATURE RESOLUTION


RESOLVED, That all of the following officers of PRASAD SERIES TRUST and any of them, namely the Chairman, President, Secretary and Treasurer, are hereby authorized as signers for the conduct of business for an on behalf of the Funds with THE FIFTH THIRD BANK:

Rajendra Prasad               CHAIRMAN       /s/ Rajendra Prasad

Rajendra Prasad               PRESIDENT      /s/ Rajendra Prasad

Rajendra Prasad               TREASURER      /s/ Rajendra Prasad

Rajendra Prasad               SECRETARY      /s/ Rajendra Prasad

The undersigned officers of PRASAD SERIES TRUST hereby certify that the foregoing is within the parameters of a Resolution adopted by Trustees of the Trust in a meeting held October 28, 1998, directing and authorizing preparation of documents and to do everything necessary to effect the Custody Agreement between PRASAD SERIES TRUST and THE FIFTH THIRD BANK.


                              By:  /s/ Rajendra Prasad
                              Its: President

                                    EXHIBIT C
                                FIFTH THIRD BANK
                        MUTUAL FUND CUSTODY FEE SCHEDULE
                               PRASAD SERIES TRUST


                                                          Per Unit
                                                            Fee
I.   Basic Per Account Fee
          Annual Asset Based Fees

          Under $25 Million                                 1 bp

          $25 - $100 Million                              .75 bp

          $100- $200 Million                               .5 bp

          Over $200 Million                               .25 bp

          Minimum                                   $2,400.00


II.  Security Transaction Fees

          DTC/Fed Eligible                              $9.00

          Physical                                      25.00

          Amortized Securities                          25.00

          Options                                       25.00

          Mutual Funds                                  15.00

          Foreign - Euroclear & Cedel                   50.00

          Foreign - Other                                 TBD

III. Systems

          Automated Securities Workstation            $150.00
          $200.00 Initial Setup

          Mainframe-To-Mainframe                       150.00
          $200.00 Initial Setup

          ACCESS                       Single Account   50.00
                                        Multiple       100.00
          Accounts

IV.  Miscellaneous Fees

          Principal & Interest Collection (or           $5.00
          amortized securities)

          Per additional issue for repo collateral       5.00

          Voluntary Corporate Actions                   25.00

          Wire Transfers (In/Out)                        7.00

          Automated Asset Reconciliation                25.00



* FIFTH THIRD IS WILLING TO REDUCE THE TOTAL ACCOUNT FEES 50% FOR THE FIRST SIX MONTHS AND 25% FOR THE SECOND SIX MONTHS ONCE CONVERTED TO FIFTH THIRD

** Minimum Account Fee $2,400

                                   EXHIBIT 10




October 26, 1998



Prasad Series Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

Gentlemen:

We have acted as counsel for Prasad Series Trust, a Delaware business trust (the "Trust") in connection with the filing by the Trust of a Registration Statement on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement") with respect to the proposed sale of an indefinite number of shares (the "Shares") of the Prasad Growth Fund, being a series of shares of beneficial interest in the Trust.

We have examined and relied upon originals or copies, certified or otherwise identified to our satisfaction as being true copies, of all such records of the Trust, all such agreements, certificates of officers of the Trust, public officials and others, and such other documents, certificates and other records as we have deem necessary as a basis for the opinions expressed in this letter, including, without limitation, the Agreement and Declaration of Trust dated July 31, 1998 (the "Declaration of Trust"), the By-laws of the Trust and the record of proceedings of the Trustees of the Trust from the date of formation.

In our examination, we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals, and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have investigated such questions of law for the purpose of rendering the opinions expressed in this letter as we have deemed necessary. We express no opinion in this letter concerning any law other than the law of the State of Delaware and the federal law of the United States of America.

This opinion is being rendered to you as of October 26, 1998. The opinion expressed herein assumes that there is no change in the facts, circumstances and law in effect on the date of this opinion, particularly as they relate to trust authority and the Trust's good standing under Delaware law.

On the basis of the foregoing, and in reliance thereon, we are of the opinion that the Shares, when issued pursuant to the terms, provisions and conditions set forth in the Declaration of Trust and in the Registration Statement, and upon receipt of full authorized consideration therefor in cash, will be validly issued, fully paid and non-assessable by the Trust.

This opinion is rendered only to the Trust in connection with the filing of the Registration Statement. We consent to the filing of this opinion as Exhibit 10 to the Registration Statement. This letter may not be paraphrased, quoted or summarized, nor may it be duplicated or reproduced in part.




BENESCH, FRIEDLANDER,
  COPLAN & ARONOFF LLP

                                   EXHIBIT 11


                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the use in this Pre-effective Amendment No. 1 to the Registration Statement for the Prasad Growth Fund of all references to our firm included in or made a part of this Amendment.



McCurdy & Associates CPA's, Inc.
October 22, 1998

                           EXHIBIT 13



                        October 27, 1998



Prasad Series Trust
1301 East Ninth Street
Cleveland, OH 44114

  Re:    Purchase Agreement for Initial Capital

Gentlemen:

  I am purchasing from you today 10,000 Shares of Prasad Growth Fund, a portfolio of Prasad Series Trust, a Delaware business trust (the "Trust"), at a price of $10.00 per share, for an aggregate price of $100,000, to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

  I hereby represent that I am acquiring said shares for investment and not for distribution or resale to the public.


                                   Very truly yours,


                                   /s/ Rajendra Prasad
                                   Rajendra Prasad

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 - PRASAD SERIES TRUST